Basic and diluted net income per share	12 Months Ended
Dec. 31, 2015
Basic and diluted net income per share [Abstract]
Basic and diluted net income per share
23.	Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2013, 2014 and 2015 are calculated as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	477,727	1,064,472	1,033,243

Numerator for basic net income per share	477,727	1,064,472	1,033,243
Numerator for diluted income per share	477,727	1,064,472	1,033,243

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,122,475,688	1,153,140,699	1,125,189,978
Dilutive effect of share options	16,362,048	10,372,442	2,711,486
Dilutive effect of restricted shares	14,400,670	2,604,789	-
Dilutive effect of restricted share units	27,882,891	32,425,543	22,929,699
Denominator for diluted calculation	1,181,121,297	1,198,543,473	1,150,831,163

Basic net income per Class A and Class B common share	0.43	0.92	0.92
Diluted net income per Class A and Class B common share	0.40	0.89	0.90
Basic net income per ADS*	8.51	18.46	18.37
Diluted net income per ADS*	8.09	17.76	17.96

*	Each ADS represents 20 Class A common shares.

The weighted average number of common shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 57,219,783 and 72,267,200 for the years ended December 31, 2014 and 2015 respectively. The 2019 Convertible Senior Notes were excluded in the computation of diluted earnings per share in 2015 because the inclusion of such instrument would be anti-dilutive.